Other Finance Expenses	6 Months Ended
Jun. 30, 2020
Other Finance Expenses
Other Finance Expenses

5) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Interest expense	$7,886	$12,529	$17,712	$25,530
Amortization of debt issuance cost and fair value of debt assumed	626	657	1,262	1,314
Total interest cost	$8,512	$13,186	$18,974	$26,844

(b) Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2020 and 2019:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Bank fees, charges	$137	$224	$184	$281
Commitment fees	62	62	123	123
Total other finance expense	$199	$286	$307	$404